Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment

17. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

We provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide the annual property information:

2013	Regulated								Nonregulated
			Annual								Annual
Functional	Property,		Composite						Property,		Composite
Class of	Plant and	Accumulated	Depreciation			Depreciable			Plant and	Accumulated	Depreciation			Depreciable
Property	Equipment	Depreciation	Rate Ranges			Life Ranges			Equipment	Depreciation	Rate Ranges			Life Ranges
	(in millions)					(in years)			(in millions)					(in years)
Generation	$17,873	$7,168	1.7	-	3.7%	31	-	132	$7,201	$2,969	2.6	-	3.3%	35	-	66
Transmission	10,854	2,805	1.1	-	2.7%	25	-	87	39	16	2.5%			43	-	55
Distribution	16,377	3,988	2.3	-	3.8%	11	-	75	-	-	NA			NA
CWIP	2,326	(121)	NM			NM			145	1	NM			NM
Other	4,116	1,931	2.0	-	7.9%	5	-	75	1,354	531	NM			NM
Total	$51,546	$15,771							$8,739	$3,517

2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate Ranges	Life Ranges	Equipment	Depreciation	Rate Ranges	Life Ranges
(in millions)	(in years)	(in millions)	(in years)
Generation	$16,973	$6,962	1.7	-	3.8%	31	-	132	$9,306	$3,526	2.6	-	3.3%	35	-	66
Transmission	9,846	2,720	1.2	-	2.8%	25	-	87	-	-	NA	NA
Distribution	15,565	3,837	2.4	-	3.9%	11	-	75	-	-	NA	NA
CWIP	1,600	(27)	NM	NM	219	1	NM	NM
Other	2,644	1,238	1.8	-	9.6%	5	-	75	1,301	434	NM	NM
Total	$46,628	$14,730	$10,826	$3,961

2011	Regulated	Nonregulated
Annual	Annual
Composite	Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate Ranges	Life Ranges	Rate Ranges	Life Ranges
(in years)	(in years)
Generation	1.6	-	3.8%	9	-	132	2.6	-	3.5%	20	-	66
Transmission	1.3	-	2.7%	25	-	87	NA	NA
Distribution	2.4	-	4.0%	11	-	75	NA	NA
CWIP	NM	NM	NM	NM
Other	1.7	-	9.3%	5	-	55	NM	NM

NA	Not applicable.
NM	Not meaningful.

We provide for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. We use either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. We include these costs in the cost of coal charged to fuel expense.

For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

We record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for our legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities, as well as for nuclear decommissioning of our Cook Plant. We have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which we have assets. Generally, such easements are perpetual and require only the retirement and removal of our assets upon the cessation of the property's use. We do not estimate the retirement for such easements because we plan to use our facilities indefinitely. The retirement obligation would only be recognized if and when we abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2013 and 2012 aggregate carrying amounts of ARO:

Carrying
Amount
of ARO
(in millions)
ARO as of December 31, 2011 (a)	$1,474
Accretion Expense	85
Liabilities Incurred	17
Liabilities Settled	(24)
Revisions in Cash Flow Estimates	144
ARO as of December 31, 2012	1,696
Accretion Expense	103
Liabilities Incurred	4
Liabilities Settled	(22)
Revisions in Cash Flow Estimates	54
ARO as of December 31, 2013	$1,835

(a)       A current portion of ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.

As of December 31, 2013 and 2012, our ARO liability included $1.2 billion and $1.2 billion, respectively, for nuclear decommissioning of the Cook Plant. As of December 31, 2013 and 2012, the fair value of assets that are legally restricted for purposes of settling the nuclear decommissioning liabilities totaled $1.6 billion and $1.4 billion, respectively, and are recorded in Spent Nuclear Fuel and Decommissioning Trusts on the balance sheets.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

Our amounts of allowance for borrowed, including interest capitalized, and equity funds used during construction is summarized in the following table:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Allowance for Equity Funds Used During Construction	$73	$93	$98
Allowance for Borrowed Funds Used During Construction	40	69	63

Jointly-owned Electric Facilities

We have electric facilities that are jointly-owned with nonaffiliated companies. Using our own financing, we are obligated to pay a share of the costs of these jointly-owned facilities in the same proportion as our ownership interest. Our proportionate share of the operating costs associated with such facilities is included on the statements of income and the investments and accumulated depreciation are reflected on the balance sheets under Property, Plant and Equipment as follows:

			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station, Unit 6 (a)	Coal	12.5%	$-	$-	$-
Conesville Generating Station, Unit 4 (b)	Coal	43.5%	335	2	55
J.M. Stuart Generating Station (c)	Coal	26.0%	544	11	190
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	809	2	399
Dolet Hills Generating Station, Unit 1 (d)	Lignite	40.2%	262	47	198
Flint Creek Generating Station, Unit 1 (e)	Coal	50.0%	123	54	66
Pirkey Generating Station, Unit 1 (e)	Lignite	85.9%	519	29	376
Oklaunion Generating Station, Unit 1 (f)	Coal	70.3%	404	7	223
Turk Generating Plant (e)	Coal	73.33%	1,638	13	35
Transmission	NA	(g)	78	-	50
Total			$4,712	$165	$1,592

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
	Type	Ownership	in Service	Progress	Depreciation
			(in millions)
W.C. Beckjord Generating Station, Unit 6 (a)	Coal	12.5%	$-	$-	$-
Conesville Generating Station, Unit 4 (b)	Coal	43.5%	310	26	59
J.M. Stuart Generating Station (c)	Coal	26.0%	542	11	181
Wm. H. Zimmer Generating Station (a)	Coal	25.4%	807	2	387
Dolet Hills Generating Station, Unit 1 (d)	Lignite	40.2%	263	8	195
Flint Creek Generating Station, Unit 1 (e)	Coal	50.0%	121	14	64
Pirkey Generating Station, Unit 1 (e)	Lignite	85.9%	514	16	371
Oklaunion Generating Station, Unit 1 (f)	Coal	70.3%	403	4	216
Turk Generating Plant (e)	Coal	73.33%	1,613	(3)	-
Transmission	NA	(g)	69	4	50
Total			$4,642	$82	$1,523

(a)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion of Beckjord Plant,

       Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 7.

(b)       Operated by AGR.

(c)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(d)       Operated by CLECO, a nonaffiliated company.

(e)       Operated by SWEPCo.

(f)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(g)       Varying percentages of ownership.

NA       Not applicable.

Appalachian Power Co [Member]
Property, Plant And Equipment

16. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

APCo

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$6,745,172	$2,306,545	3.0%	40	-	121	$-	$-	NA	NA
Transmission	2,160,660	490,143	1.6%	25	-	87	-	-	NA	NA
Distribution	3,139,150	674,351	3.5%	11	-	52	-	-	NA	NA
CWIP	184,701	(19,297)	NM	NM			-	-	NA	NA
Other	323,758	153,797	7.3%	24	-	55	33,759	12,451	NM	NM
Total	$12,553,441	$3,605,539					$33,759	$12,451

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$5,632,665	$1,928,562	3.0%	40	-	121	$-	$-	NA	NA
Transmission	2,042,144	468,633	1.6%	25	-	87	-	-	NA	NA
Distribution	2,991,898	641,504	3.4%	13	-	57	-	-	NA	NA
CWIP	266,247	(19,379)	NM	NM			-	-	NA	NA
Other	340,027	164,932	6.8%	24	-	55	33,300	12,387	NM	NM
Total	$11,272,981	$3,184,252					$33,300	$12,387

2011	Regulated				Nonregulated
	Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property	Depreciation Rate	Life Ranges			Depreciation Rate	Life Ranges
		(in years)				(in years)
Generation	2.6%	40	-	121	NA	NA
Transmission	1.6%	25	-	87	NA	NA
Distribution	3.2%	11	-	52	NA	NA
CWIP	NM	NM			NA	NA
Other	6.6%	24	-	55	NM	NM

NA	Not applicable.
NM	Not meaningful.

For regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2013 and 2012 aggregate carrying amounts of ARO by Registrant Subsidiary:

						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Indiana Michigan Power Co [Member]
Property, Plant And Equipment

16. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

I&M

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$3,577,906	$1,887,333	1.9%	59	-	132	$-	$-	NA	NA
Transmission	1,304,225	420,295	1.5%	50	-	75	-	-	NA	NA
Distribution	1,625,057	390,014	2.8%	15	-	70	-	-	NA	NA
CWIP	427,164	(18,824)	NM	NM			-	-	NA	NA
Other	1,268,597	509,426	4.9%	14	-	45	152,764	111,105	NM	NM
Total	$8,202,949	$3,188,244					$152,764	$111,105

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$4,062,733	$2,130,136	1.7%	59	-	132	$-	$-	NA	NA
Transmission	1,278,236	411,825	1.5%	46	-	75	-	-	NA	NA
Distribution	1,553,358	373,342	2.5%	14	-	70	-	-	NA	NA
CWIP	341,063	65,449	NM	NM			-	-	NA	NA
Other	573,836	141,291	9.6%	14	-	40	151,477	110,092	NM	NM
Total	$7,809,226	$3,122,043					$151,477	$110,092

2011		Regulated				Nonregulated
		Annual Composite	Depreciable			Annual Composite	Depreciable
Functional Class of Property		Depreciable Rate	Life Ranges			Depreciable Rate	Life Ranges
			(in years)				(in years)
Generation		1.6%	59	-	132	NA	NA
Transmission		1.4%	46	-	75	NA	NA
Distribution		2.4%	14	-	70	NA	NA
CWIP		NM	NM			NA	NA
Other		7.4%	NM			NM	NM

NA	Not applicable.
NM	Not meaningful.

For regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

As of December 31, 2013 and 2012, I&M's ARO liability for nuclear decommissioning of the Cook Plant was $1.2 billion and $1.2 billion, respectively. These liabilities are reflected in Asset Retirement Obligations on I&M's balance sheets. As of December 31, 2013 and 2012, the fair value of I&M's assets that are legally restricted for purposes of settling decommissioning liabilities totaled $1.6 billion and $1.4 billion, respectively. These assets are included in Spent Nuclear Fuel and Decommissioning Trusts on I&M's balance sheets.

The following is a reconciliation of the 2013 and 2012 aggregate carrying amounts of ARO by Registrant Subsidiary:

						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Ohio Power Co [Member]
Property, Plant And Equipment

16. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

OPCo

2013	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Transmission	$2,011,289	$814,849	2.3%	39	-	60	$-	$-	NA	NA
Distribution	3,877,532	1,023,313	2.7%	12	-	60	-	-	NA	NA
CWIP	185,428	(29,825)	NM	NM	-	-	NM	NM
Other	354,195	163,894	7.5%	25	-	50	10,378	811	NM	NM
Total	$6,428,444	$1,972,231	$10,378	$811

2012	Regulated	Nonregulated
Annual	Annual
Functional	Property,	Composite	Property,	Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable	Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges	Equipment	Depreciation	Rate	Life Ranges
(in thousands)	(in years)	(in thousands)	(in years)
Generation	$-	$-	NA	NA	$8,673,296	$3,200,427	3.0%	35	-	66
Transmission	2,013,737	809,199	2.3%	39	-	60	-	-	NA	NA
Distribution	3,722,745	1,011,324	2.7%	12	-	60	-	-	NA	NA
CWIP	147,408	(21,198)	NM	NM	207,089	1,350	NM	NM
Other	427,412	224,153	7.3%	25	-	50	143,742	17,550	NM	NM
Total	$6,311,302	$2,023,478	$9,024,127	$3,219,327

2011	Regulated	Nonregulated
Annual Composite	Annual Composite
Depreciation	Depreciable	Depreciation	Depreciable
Functional Class of Property	Rate	Life Ranges	Rate	Life Ranges
(in years)	(in years)
Generation	NA	NA	3.2%	35	-	66
Transmission	2.3%	27	-	70	NA	NA
Distribution	3.7%	12	-	56	NA	NA
CWIP	NM	NM	NM	NM
Other	8.7%	NM	NM	NM

NA	Not applicable.
NM	Not meaningful.

For regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2013 and 2012 aggregate carrying amounts of ARO by Registrant Subsidiary:

						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Public Service Co of Oklahoma [Member]
Property, Plant And Equipment

16. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

PSO

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,203,221	$583,486	1.7%	35	-	70	$-	$-	NA	NA
Transmission	731,312	186,040	1.9%	40	-	75	-	-	NA	NA
Distribution	1,986,032	365,299	2.3%	30	-	65	-	-	NA	NA
CWIP	175,890	(15,138)	NM	NM			-	-	NA	NA
Other	387,856	203,841	4.1%	5	-	40	5,170	(6)	NM	NM
Total	$4,484,311	$1,323,528					$5,170	$(6)

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation	$1,346,530	$654,989	1.7%	35	-	70	$-	$-	NA	NA
Transmission	706,917	176,187	1.9%	40	-	75	-	-	NA	NA
Distribution	1,859,557	345,207	2.4%	30	-	65	-	-	NA	NA
CWIP	95,170	(9,281)	NM	NM			-	-	NA	NA
Other	205,373	111,837	6.6%	5	-	40	5,176	2	NM	NM
Total	$4,213,547	$1,278,939					$5,176	$2

2011		Regulated				Nonregulated
		Annual Composite				Annual Composite
		Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property		Rate	Life Ranges			Rate	Life Ranges
			(in years)				(in years)
Generation		1.8%	9	-	70	NA	NA
Transmission		1.9%	40	-	75	NA	NA
Distribution		2.4%	30	-	65	NA	NA
CWIP		NM	NM			NA	NA
Other		8.3%	5	-	35	NM	NM

NA	Not applicable.
NM	Not meaningful.

For regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2013 and 2012 aggregate carrying amounts of ARO by Registrant Subsidiary:

						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.

Southwestern Electric Power Co [Member]
Property, Plant And Equipment

16. PROPERTY, PLANT AND EQUIPMENT

Depreciation, Depletion and Amortization

The Registrant Subsidiaries provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class. The following tables provide annual property information for the Registrant Subsidiaries:

SWEPCo

2013	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation (a)	$3,764,429	$1,062,166	2.2%	40	-	70	$-	$-	NA	NA
Transmission	1,165,167	312,567	2.3%	50	-	70	-	-	NA	NA
Distribution	1,843,912	563,087	2.6%	25	-	65	-	-	NA	NA
CWIP (a)	281,849	(7,355)	NM	NM			-	-	NA	NA
Other	574,131	326,871	5.0%	7	-	51	295,099	134,316	NM	NM
Total	$7,629,488	$2,257,336					$295,099	$134,316

2012	Regulated						Nonregulated
			Annual						Annual
Functional	Property,		Composite				Property,		Composite
Class of	Plant and	Accumulated	Depreciation	Depreciable			Plant and	Accumulated	Depreciation	Depreciable
Property	Equipment	Depreciation	Rate	Life Ranges			Equipment	Depreciation	Rate	Life Ranges
	(in thousands)			(in years)			(in thousands)			(in years)
Generation (a)	$3,888,230	$1,092,566	2.2%	35	-	65	$-	$-	NA	NA
Transmission	1,115,795	301,159	2.3%	50	-	70	-	-	NA	NA
Distribution	1,758,988	556,904	2.6%	25	-	65	-	-	NA	NA
CWIP (a)	99,783	(8,294)	NM	NM			-	-	NA	NA
Other	397,643	225,254	6.6%	7	-	47	290,611	116,669	NM	NM
Total	$7,260,439	$2,167,589					$290,611	$116,669

2011		Regulated				Nonregulated
		Annual Composite				Annual Composite
		Depreciation	Depreciable			Depreciation	Depreciable
Functional Class of Property		Rate	Life Ranges			Rate	Life Ranges
			(in years)				(in years)
Generation		2.1%	35	-	68	NA	NA
Transmission		2.3%	50	-	70	NA	NA
Distribution		2.6%	25	-	65	NA	NA
CWIP		NM	NM			NM	NM
Other		6.9%	7	-	47	NM	NM

(a)	SWEPCo's regulated section includes amounts related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.
NA	Not applicable.
NM	Not meaningful.

SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset's estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment. SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages. SWEPCo includes these costs in fuel expense.

For regulated operations, the composite depreciation rate generally includes a component for nonasset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization. Actual removal costs incurred are charged to Accumulated Depreciation and Amortization. Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability. For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO)

The Registrant Subsidiaries record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant and coal mining facilities as well as asbestos removal. I&M records ARO for the decommissioning of the Cook Plant. The Registrant Subsidiaries have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned. Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property's use. The retirement obligation is not estimable for such easements since the Registrant Subsidiaries plan to use their facilities indefinitely. The retirement obligation would only be recognized if and when the Registrant Subsidiaries abandon or cease the use of specific easements, which is not expected.

The following is a reconciliation of the 2013 and 2012 aggregate carrying amounts of ARO by Registrant Subsidiary:

						Contribution/
						(Distribution)
	ARO as of				Revisions in	of OPCo	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	Generation	December 31,
Company	2012	Expense	Incurred	Settled	Estimates	Assets	2013
	(in thousands)
APCo (a)(d)	$115,168	$7,343	$-	$(7,298)	$7,083	$30,311	$152,607
I&M (a)(b)(d)	1,192,313	72,658	-	(635)	(9,152)	-	1,255,184
OPCo (a)(d)	269,940	14,957	158	(9,788)	53,208	(327,178)	1,297
PSO (a)(d)	21,999	1,703	-	(755)	(19)	-	22,928
SWEPCo (a)(c)(d)	78,017	4,912	4,191	(2,699)	3,209	-	87,630

	ARO as of				Revisions in	ARO as of
	December 31,	Accretion	Liabilities	Liabilities	Cash Flow	December 31,
Company	2011	Expense	Incurred	Settled	Estimates	2012
	(in thousands)
APCo (a)(d)	$112,767	$7,264	$-	$(8,921)	$4,058	$115,168
I&M (a)(b)(d)	1,013,122	53,848	-	(806)	126,149	1,192,313
OPCo (a)(d)	241,828	15,113	-	(8,294)	21,293	269,940
PSO (a)(d)	19,623	1,572	84	(949)	1,669	21,999
SWEPCo (a)(c)(d)	67,183	5,511	17,380	(3,831)	(8,226)	78,017

(a)       Includes ARO related to ash disposal facilities.

(b)       Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.2 billion as of December 31, 2013 and 2012.

(c)       Includes ARO related to Sabine and DHLC.

(d)       Includes ARO related to asbestos removal.

Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization

The Registrant Subsidiaries' amounts of allowance for equity funds used during construction are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$2,353	$1,684	$9,212
I&M	19,943	9,724	15,395
OPCo	4,961	3,492	5,549
PSO	4,187	2,007	1,317
SWEPCo	7,338	57,054	48,731

The Registrant Subsidiaries' amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2013	2012	2011
	(in thousands)
APCo	$1,522	$1,347	$6,257
I&M	9,752	4,717	7,838
OPCo	10,102	9,046	2,350
PSO	2,272	1,098	822
SWEPCo	4,262	48,499	40,904

Jointly-owned Electric Facilities

The Registrant Subsidiaries have electric facilities that are jointly-owned with affiliated and nonaffiliated companies. Using its own financing, each participating company is obligated to pay its share of the costs of any such jointly-owned facilities in the same proportion as its ownership interest. Each Registrant Subsidiary's proportionate share of the operating costs associated with such facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Company’s Share as of December 31, 2013
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$797,485	$54,577	$471,787

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,555	$1,844	$57,576

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$261,685	$47,131	$197,720
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	122,566	54,281	65,546
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	519,158	28,833	375,718
Turk Generating Plant (i)	Coal	73.33%	1,638,044	13,081	35,455
Total			$2,541,453	$143,326	$674,439

			Company’s Share as of December 31, 2012
				Construction
	Fuel	Percent of	Utility Plant	Work in	Accumulated
Company	Type	Ownership	in Service	Progress	Depreciation
			(in thousands)
APCo
John E. Amos Generating Station, Unit 3 (a)	Coal	33.33%	$563,470	$14,188	$108,441

I&M
Rockport Generating Plant, Unit 1 (b)	Coal	50.0%	$762,737	$55,420	$456,436

OPCo
John E. Amos Generating Station, Unit 3 (a)	Coal	66.67%	$995,005	$14,093	$213,163
W.C. Beckjord Generating Station, Unit 6 (c)	Coal	12.5%	-	-	-
Conesville Generating Station, Unit 4 (d)	Coal	43.5%	310,342	26,067	58,677
J.M. Stuart Generating Station (e)	Coal	26.0%	541,719	11,151	180,687
Wm. H. Zimmer Generating Station (c)	Coal	25.4%	807,431	1,817	387,209
Transmission	NA	(f)	69,148	4,101	50,516
Total			$2,723,645	$57,229	$890,252

PSO
Oklaunion Generating Station, Unit 1 (g)	Coal	15.6%	$93,218	$939	$57,060

SWEPCo
Dolet Hills Generating Station, Unit 1 (h)	Lignite	40.2%	$262,649	$7,523	$195,336
Flint Creek Generating Station, Unit 1 (i)	Coal	50.0%	121,052	14,272	64,348
Pirkey Generating Station, Unit 1 (i)	Lignite	85.9%	513,833	16,029	371,015
Turk Generating Plant (i)	Coal	73.33%	1,612,618	(2,669)	59
Total			$2,510,152	$35,155	$630,758

(a)       Operated by APCo.

(b)       Operated by I&M.

(c)       Operated by Duke Energy Corporation, a nonaffiliated company. AEP's portion Beckjord Plant, Unit 6 was impaired in the fourth quarter of 2012. See "Impairments" section of Note 6.

(d)       Operated by OPCo.

(e)       Operated by The Dayton Power & Light Company, a nonaffiliated company.

(f)       Varying percentages of ownership.

(g)       Operated by PSO and also jointly-owned (54.7%) by TNC.

(h)       Operated by CLECO, a nonaffiliated company.

(i)       Operated by SWEPCo.

NA       Not applicable.